Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of fair value of stock options is estimated using the Black-Scholes model	The fair value of stock options is estimated using the Black-Scholes model with the assumptions disclosed in the following table.

	Year Ended December 31,
	2020	2019
Assumptions
Risk-free interest rate	0.46%—0.49%	1.73%—2.61%
Expected dividend yield	0%	0%
Expected volatility	72%	72%
Expected term (in years)	5.5—6.3	5.5—6.3

summary of the stock option activity
A summary of the stock option activity under the plan during the years ended December 31, 2020 and 2019, is presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding at December 31, 2018	6,861,975	$0.11	8.5
Granted	7,499,344	$0.11
Exercised	(100,000)	$0.10
Cancelled	(129,167)	$0.10

Outstanding at December 31, 2019	14,132,152	$0.11	8.5
Granted	3,571,334	$0.14
Exercised	(7,259,185)	$0.11
Cancelled	(365,158)	$0.10

Outstanding at December 31, 2020	10,079,143	$0.12	8.5

Vested and exercisable at December 31, 2020	2,814,734	$0.10	6.8